Note 8 - Stockholders' Deficit	6 Months Ended
Oct. 31, 2016
Equity [Abstract]
Note 8 - Stockholders' Deficit

Note 8 – Stockholders’ Deficit

The Company is authorized to issue 900,000,000 shares of its common stock, par value $0.001. 508,000,000 shares were outstanding as of October 31, 2016 and April 30, 201.

On May 7, 2014, the Company granted 5-year stock options that fully vest over a three year period to three consultants. Each consultant was granted an option to purchase up to 6 million shares of the Company’s common stock at a price of $0.03 per share. On July 24, 2014, the Company signed a three-year consulting agreement in exchange for 6,000,000 shares of common stock. Those shares were issued in the first quarter of fiscal 2016.

In the second quarter of 2016, the Company issued 2,000,000 shares of restricted stock pursuant to a consulting agreement.